Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 129,868	$ 83,351
Other payables	6,923
Total	$ 136,791	$ 83,351